Crypto Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of crypto asset holdings	The following table presents the Company’s significant crypto asset holdings as of June 30, 2026:
	June 30, 2026
	Quantity	Cost Basis	Fair Value
QB tokens	16,000,000	$7,560,000	$7,560,000